LEASES (Details - Operating right-of-use assets and related lease liabilities)	6 Months Ended
Jun. 30, 2021 USD ($)
Leases [Abstract]
Cash paid for operating lease liabilities	$ 185,329
Weighted-average remaining lease term (in years)	2 years
Weighted-average discount rate	10.00%
Minimum future lease payments	$ 546,544